Operating Segments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operating Segments

Note 24 - Operating Segments:

Operating segments are reported according to the same basis of internal reports that are regularly reviewed by the Company’s Chief Operating Decision Maker, who is responsible for allocating resource to the Company’s operating segments and assessing their performance.

The Company has 2 operating segments: (A) Investments in portfolio companies in the biomed sector, and (B) Investments in the medical cannabis sector.

A.	Investments in portfolio companies in the biomed sector: the Company has investments in XTL, Cavnox and Fore. These investments are measured at fair value through profit or loss. See Note 11.

Presented below are financial data regarding the segment:

	2025	2024
	NIS in thousands
Gain (loss) from investment in XTL	(158)	116
Gain (loss) from investment in FORE	(2,025)	225
	(2,183)	341

	2025	2024
	NIS in thousands
Fair value of the investment in XTL	92	250
Fair value of the investment in Fore	122	2,147
	214	2,397

B.	Investments in the medical cannabis sector: Canndoc, Cannolam, Pharmazone and other investments as described in Note 8. The Company’s Chief Operating Decision Maker (the Chief Executive Officer) reviews the financial results as a single business unit.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 24 - Operating Segments: (Cont.)

Operating segment data:

	NIS in thousands
	Cannabis segment	Biomed segment	Total

Year ended December 31, 2025
External revenue	270,200		270,200
Segment profit (loss)	14,358	(2,028)	12,330

General and administrative expenses not attributable to segments			(2,052)
Other expenses, net			(37,522)
Operating Loss			(27,244)

Segment assets	690,338	214	690,552
Segment liabilities	294,195		294,195

	NIS in thousands
	Cannabis segment	Biomed segment	Total

Year ended December 31, 2024
External revenue	238,845	-	238,845
Segment profit (loss)	(39,697)	341	(39,356)

General and administrative expenses not attributable to segments			(40,659)
Other expenses, net			12,807
Operating Profit			(67,208)

Segment assets	760,177	2,397	762,574
Segment liabilities	364,903	-	364,903

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 24 - Operating Segments: (Cont.)

Major customers

Revenues from one customer of the cannabis segment represents approximately NIS 28 million of the Company’s total revenues (In 2024 - approximately NIS 12 million; In 2023 - approximately NIS 42).